Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net earnings (loss)	$ (647.4)	$ (905.7)	$ 387.3
Loss (earnings) from discontinued operations	(333.5)	23.7	(971.2)
Loss from continuing operations	(980.9)	(882.0)	(583.9)
Adjustments to reconcile loss from continuing operations to net cash provided by operating activities:
Share-based compensation expense	257.2	300.7	110.1
Depreciation and amortization	5,500.1	4,276.4	2,661.5
Release of litigation provision	0.0	(146.0)	0.0
Impairment, restructuring and other operating items, net	536.8	297.5	76.2
Amortization of deferred financing costs and non-cash interest accretion	84.3	78.0	65.7
Realized and unrealized losses (gains) on derivative instruments, net	(88.8)	1,020.4	1,070.3
Foreign currency transaction losses (gains), net	836.5	(349.3)	(438.4)
Realized and unrealized losses (gains) due to changes in fair values of certain investments, including impact of dividends	(203.7)	(523.1)	19.6
Losses on debt modification, extinguishment and conversion, net	186.2	212.2	213.8
Deferred income tax expense (benefit)	(350.6)	18.6	36.0
Excess tax benefits from share-based compensation	(7.0)	(41.0)	(6.7)
Changes in operating assets and liabilities, net of the effects of acquisitions and dispositions:
Receivables and other operating assets	860.5	866.7	785.0
Payables and accruals	(1,017.8)	(1,208.1)	(1,171.7)
Net cash provided (used) by operating activities of discontinued operations	(9.6)	10.3	82.2
Net cash provided by (used by) operating activities	5,603.2	3,931.3	2,919.7
Cash flows from investing activities:
Capital expenditures	(2,684.4)	(2,481.5)	(1,868.3)
Investments in and loans to affiliates and others	(1,016.6)	(1,350.3)	(32.4)
Proceeds received upon disposition of discontinued operations, net of disposal costs	988.5	0.0	1,055.4
Cash paid in connection with acquisitions, net of cash acquired	(73.3)	(4,073.4)	(154.2)
Other investing activities, net	(13.8)	(44.9)	41.8
Net cash used by investing activities of discontinued operations, including deconsolidated cash	(3.8)	(14.9)	(123.2)
Net cash provided by (used by) investing activities	(2,803.4)	(7,965.0)	(1,080.9)
Cash flows from financing activities:
Repayments and repurchases of debt and capital lease obligations	(11,316.1)	(8,318.6)	(4,373.6)
Borrowings of debt	9,572.4	9,670.3	5,981.4
Repurchase of Liberty Global and LGI shares	(1,584.9)	(1,157.2)	(970.3)
Payment of financing costs, debt premiums and exchange offer consideration	(379.8)	(389.6)	(229.8)
Purchase of additional shares of subsidiaries	(260.7)	(461.3)	0.0
Net cash received (paid) related to derivative instruments	(221.0)	524.5	(108.4)
Change in cash collateral	(58.7)	3,593.8	59.6
Distributions by subsidiaries to noncontrolling interest owners	(11.7)	(538.1)	(335.1)
Decrease (increase) in restricted cash related to the Telenet Tender	0.0	1,539.7	(1,464.1)
Contributions by noncontrolling interest owners to subsidiaries	0.0	22.2	115.1
Other financing activities, net	0.4	137.6	(139.9)
Net cash used by financing activities of discontinued operations	(1.2)	(7.4)	(4.7)
Net cash provided (used) by financing activities	(4,261.3)	4,615.9	(1,469.8)
Effect of exchange rate changes on cash:
Continuing operations	(81.9)	85.4	28.3
Discontinued operations	0.0	0.0	(9.6)
Total	(81.9)	85.4	18.7
Net increase (decrease) in cash and cash equivalents:
Continuing operations	(1,528.8)	679.6	443.0
Discontinued operations	(14.6)	(12.0)	(55.3)
Net increase (decrease) in cash and cash equivalents	(1,543.4)	667.6	387.7
Cash and cash equivalents:
Beginning of year	2,701.9	2,038.9	1,651.2
Less cash and cash equivalents of discontinued operations at end of year	0.0	(4.6)	0.0
Cash and cash equivalents of continuing operations at end of year	2,701.9	2,038.9	1,651.2
Cash paid for interest:
Continuing operations	2,376.7	2,148.8	1,562.7
Discontinued operations	0.0	0.0	28.9
Total	2,376.7	2,148.8	1,591.6
Net cash paid for taxes:
Continuing operations	97.3	97.5	0.3
Discontinued operations	2.2	11.7	11.5
Total	$ 99.5	$ 109.2	$ 11.8